Trade and Other Receivables - Summary of Aging Analysis of Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Other receivables	₩ 3,450,577	₩ 3,100,811
Other assets [member]
Disclosure of financial assets [line items]
Less Allowance for doubtful accounts	(84,372)	(141,616)
Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of financial assets [line items]
Other receivables	3,271,949	2,971,239
Gross carrying amount [member] | Past due and impaired [member]
Disclosure of financial assets [line items]
Other receivables	263,000	271,188
Gross carrying amount [member] | Past due and impaired [member] | Up to 6 months [member]
Disclosure of financial assets [line items]
Other receivables	169,894	134,231
Gross carrying amount [member] | Past due and impaired [member] | 6 months to 12 months [member]
Disclosure of financial assets [line items]
Other receivables	16,052	12,805
Gross carrying amount [member] | Past due and impaired [member] | Over 12 months [member]
Disclosure of financial assets [line items]
Other receivables	₩ 77,054	₩ 124,152